Deferred income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income.
Schedule of Deferred income

	2024	2023
	US$'000	US$'000
Carbon dioxide emissions allowances	4,271	24,965
Government grants	3,743	2,015
Total	8,014	26,980